Retirement benefit plan - Schedule of key assumptions used for defined benefits (Details)	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Expected rate of salary and wage increase	5.00%	5.00%
Discount rate for defined benefit obligations	4.13%	4.62%